Cover	Jan. 23, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 23, 2020
Entity File Number	001-34056
Entity Registrant Name	VERSO CORPORATION
Entity Central Index Key	0001421182
Entity Tax Identification Number	75-3217389
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8540 Gander Creek Drive
Entity Address, City or Town	Miamisburg
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45342
City Area Code	877
Local Phone Number	855-7243
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A common stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	VRS
Security Exchange Name	NYSE
Rights to Purchase Series A Junior Participating Preferred Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Rights to Purchase Series A Junior Participating Preferred Stock, par value $0.01 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE